Share capital - Weighted average assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share capital [Abstract]
Annualized volatility	52.00%	55.00%
Risk-free interest rate	1.61%	2.04%
Life of options in years	4	4
Estimated forfeiture rate, share options granted	15.60%	22.40%
Expected dividend as percentage, share options granted	0.00%	0.00%
Exercise price of options granted (in dollars per share)	$ 6.14	$ 5.29
Market price on date of grant, share options granted	$ 6.14	$ 5.29
Share options granted, fair value	$ 2.56	$ 2.89